DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($) $ / shares shares	Dec. 09, 2021 USD ($) $ / shares shares	Dec. 06, 2021 USD ($) $ / shares M item shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares M shares	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Operating revenues						$ 0
Shares Issued Price Per Share | $ / shares					$ 10.10		$ 10.10
Proceeds from issuance initial public offering					$ (207,000,000)
Cash and Cash Equivalents, at Carrying Value			$ 1,509,600	$ 307,310	1,361,137	307,310	$ 1,361,137
Cash and marketable securities held in Trust Account	$ 209,070,000	$ 209,070,000	181,800,000	210,111,564	209,086,874	210,111,564	209,086,874
Investment of proceeds into Trust Account	209,070,000	27,270,000		$ 66,351	209,070,000	$ 66,351
Transaction Costs	4,012,520	4,012,520	4,012,520
Underwriting fees	3,600,000	3,600,000	3,600,000
Other offering costs	412,520	412,520	$ 412,520
Cash	$ 1,509,600	$ 1,509,600			$ 5,426		$ 5,426
Per unit value of funds held in Trust Account | $ / shares	$ 10.10	$ 10.10
Condition for future business combination number of combinations minimum | item					1	1
Condition for future business combination number of businesses minimum | item					1	1
Condition for future business combination use of proceeds percentage					80	80
Condition for future business combination threshold Percentage Ownership					50	50
Redemption price per share | $ / shares					$ 10.10		$ 10.10
Aggregate number of shares of common stock into which Rights may be converted | shares				2,070,000		2,070,000
Condition For Future Business Combination Threshold Net Tangible Assets				$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001
Proceeds from Related Party Debt					$ 250
Redemption Limit Percentage Without Prior Consent					20	20
Obligation to redeem public shares if entity does not complete a business combination (as a percent)					100.00%	100.00%
Months to complete acquisition | M			12
Months to complete acquisition, extension | M			18		18
Redemption Period Upon Closure			10 days		10 days
Maximum Allowed Dissolution Expenses			$ 100,000		$ 100,000
Number of times to extend business acquisition | item			2		2
Length of business acquisition extension | M			3		3
Advance notice for acquisition extension					5 days
Price per unit cost to extend acquisition period | $ / shares					$ 0.10		$ 0.10
Regulatory assets and liabilities						$ 0
Scenario 1, Five Days Advance Notice Prior to Application Deadline
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Advance notice for acquisition extension			5 days
Price per unit cost to extend acquisition period | $ / shares			$ 0.10
Scenario 2, on or prior to the date of the applicable deadline
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Months to complete acquisition, extension | M			18
Length of business acquisition extension | M			3
Price per unit cost to extend acquisition period | $ / shares			$ 0.20
Sponsor[Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares Issued Price Per Share | $ / shares			10.00		$ 10.00		$ 10.00
Per unit value of funds held in Trust Account | $ / shares			$ 10.10
Aggregate purchase price					$ 25,000
Proceeds from Related Party Debt			$ 1,800,000
Common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance initial public offering						$ 207,000,000	$ 207,000,000
Redemption price per share | $ / shares				$ 10.13	$ 10.10	$ 10.13	$ 10.10
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares			18,000,000
Shares Issued Price Per Share | $ / shares			$ 10.00
Proceeds from issuance initial public offering	$ 207,000,000		$ 180,000,000
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares		81,000	715,000
Shares Issued Price Per Share | $ / shares	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of private placement		$ 27,810,000	$ 7,150,000
Private Placement | Sponsor[Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares			715,000
Shares Issued Price Per Share | $ / shares			$ 10.00
Portion of proceeds from a private placement contributed to the Trust Account			$ 1,800,000
Proceeds from issuance of private placement			$ 7,150,000
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares	20,700,000	2,700,000	2,700,000		2,700,000
Shares Issued Price Per Share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 27,000,000
Transaction Costs	$ 540,000	540,000
Cash underwriting fees	$ 540,000	$ 540,000
Payments to extend business acquisition deadline, per extension					$ 2,070,000
Total payments to extend business acquisition deadline					$ 4,140,000
Over-allotment option | Scenario 1, Five Days Advance Notice Prior to Application Deadline
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Payments to extend business acquisition deadline, per extension			$ 2,070,000
Over-allotment option | Scenario 2, on or prior to the date of the applicable deadline
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Total payments to extend business acquisition deadline			$ 4,140,000